Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Entity Registrant Name	Qifu Technology, Inc.
Entity Central Index Key	0001741530
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-38752
Entity Incorporation, State or Country Code	E9
Amendment Flag	false
Entity Address, Address Line One	7/F Lujiazui Finance Plaza
Entity Address, Address Line Two	No. 1217 Dongfang Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	283,981,320
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1113
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, eachrepresenting two Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	QFIN
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.00001 per share
No Trading Symbol Flag	true
Business Contact
Document and Entity Information
Entity Address, Address Line One	7/F Lujiazui Finance Plaza
Entity Address, Address Line Two	No. 1217 Dongfang Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Contact Personnel Name	Alex Xu
City Area Code	+86 21
Local Phone Number	5835-7668
Contact Personnel Email Address	ir@360shuke.com